Share-Based Compensation - Summary of Stock Options Outstanding (Detail) (USD $) In Millions, except Share data in Thousands, unless otherwise specified	12 Months Ended
Sep. 30, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock Options, Beginning Balance	435
Stock Options, Exercised	(337)
Stock Options, Forfeited, canceled or expired	(23)
Stock Options, Ending Balance	74
Stock Options, Vested at ending balance	74
Stock Options, Exercisable at ending balance	74
Weighted Average Exercise Price, Beginning of Period	$ 49.74
Weighted Average Exercise Price, Exercised	$ 49.43
Weighted Average Exercise Price, Forfeited, canceled or expired	$ 38.78
Weighted Average Exercise Price, End of Period	$ 54.57
Stock Options, Weighted Average Exercise Price, Vested at ending balance	$ 54.57
Stock Options, Weighted Average Exercise Price, Exercisable at ending balance	$ 54.57
Stock Options, Weighted Average Remaining Contractual Term (Years), Balance at ending balance	1 month 24 days
Stock Options, Weighted Average Remaining Contractual Term (Years), Vested at ending balance	1 month 24 days
Stock Options, Weighted Average Remaining Contractual Term (Years), Exercisable at ending balance	1 month 24 days
Stock Options, Aggregate Intrinsic Value, Balance at ending balance	$ 4
Stock Options, Aggregate Intrinsic Value, Vested at ending balance	4
Stock Options, Aggregate Intrinsic Value, Exercisable at ending balance	$ 4